Operating Segments (Tables)	9 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended September 30, 2022:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue	$185,407	$180,581	$—	$365,988
Adjusted EBITDA	$50,307	$63,466	$(18,303)	$95,470

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended September 30, 2021:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue	$164,946	$188,639	$—	$353,585
Adjusted EBITDA	$40,734	$79,975	$(14,304)	$106,405

The information below summarizes revenue and Adjusted EBITDA by segment for the nine months ended September 30, 2022:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue	$541,701	$570,868	$—	$1,112,569
Adjusted EBITDA	$150,585	$210,983	$(59,178)	$302,390

The information below summarizes revenue and Adjusted EBITDA by segment for the nine months ended September 30, 2021:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue	$482,929	$632,423	$—	$1,115,352
Adjusted EBITDA	$120,651	$266,553	$(48,765)	$338,439

Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.
Reconciliation Of Adjusted EBITDA From Segments

A reconciliation of total segments Adjusted EBITDA to the Company’s (loss) / income before taxes is as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021
Segments Adjusted EBITDA	$113,773	$120,709	$361,568	$387,204
Corporate costs	(18,303)	(14,304)	(59,178)	(48,765)
Depreciation and amortization	(66,088)	(61,832)	(199,096)	(197,408)
Share-based compensation	(13,542)	(8,713)	(45,248)	(92,830)
Restructuring and other costs	(6,443)	(14,833)	(60,636)	(22,321)
Impairment expense on goodwill and intangible assets	(4,036)	(322,210)	(1,886,223)	(324,145)
Other income, net	38,230	96,490	97,863	175,573
(Gain) / loss on disposal of subsidiary and other assets, net	(699)	—	(1,359)	28
Interest expense, net	(34,631)	(19,272)	(89,013)	(144,291)
Income / (loss) before taxes	$8,261	$(223,965)	$(1,881,322)	$(266,955)

Schedule of Disaggregated Revenue by Business Line

The disaggregated revenue by business line, which aligns with our reporting units, is as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021
US Acquiring	$185,407	$164,946	$541,701	$482,929
eCash (1)	93,918	90,174	290,747	306,967
Digital Wallet (1)	75,173	83,663	236,178	275,856
Integrated & Ecommerce Solutions (IES) (1)	18,326	21,956	67,147	72,105
Intracompany (1)	(6,836)	(7,154)	(23,204)	(22,505)
Revenue	365,988	353,585	1,112,569	1,115,352

(1)
These business lines are part of the Digital Commerce segment.